CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012
Revenues:
Product revenues					$ 7,695,067
Support and maintenance revenues
Total Revenues					7,695,067
Cost of Goods Sold					6,500,195
Gross Profit					1,194,872
Operating Expenses
Depreciation and amortization	11,624	10,860	44,530		42,014
Research and development	2,474		44,000
General and administrative	98,176	288,149	882,925		960,545
Total Operating Expenses	112,274	299,009	971,455		1,002,559
(Loss)/Income from operations	(112,274)	(299,009)	(971,455)		192,313
Other Income
Interest income			20
Interest expense	(9,550)		(4,803)
Total Other Income	(9,550)		(4,783)
(Loss)/income before income taxes	(121,824)	(299,009)	(976,238)		192,313
Income taxes
Net (loss)/Income	$ (121,824)	$ (299,009)	$ (976,238)		$ 192,313
(Loss)/earnings per share - basic and diluted	$ 0.00	$ 0.00	$ (0.02)		$ 0.01
Weighted average shares - basic and diluted	160,623,289	97,200,000	63,650,780	[1]	19,439,726	[1]

[1]	The capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction in determining the basic and diluted weighted average shares. See Note 2